Property, plant and equipment (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Claims under agreement amount	€ 800
Gain on sale of property	140
Gain on sale of property yield	9,320
Impairment charge	3,300
Depreciation expense	€ 600	€ 300